United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-09329

                    AllianceBernstein Health Care Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

[LOGO]  AllianceBernstein Health Care Fund
        Investment Research and Management


Specialty Equity

                                                    Annual Report--June 30, 2003

Investment Products Offered
============================
  o Are Not FDIC Insured
  o May Lose Value
  o Are Not Bank Guaranteed
=============================

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

August 13, 2003

Annual Report
We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Health Care Fund (the "Fund") for the annual reporting period ended June 30, 2003.

Investment Objectives and Policies
This open-end fund seeks capital appreciation and, secondarily, current income. The Fund invests substantially all of its assets in securities issued by companies principally engaged in health care and health care-related industries. The Fund seeks to benefit from capital appreciation opportunities in emerging technologies and services in health care industries by investing in companies which are expected to profit from the development of new products and services for these industries. The Fund invests primarily in the equity securities of U.S. companies and may invest up to 40% of its total assets in foreign securities.

Investment Results
The following table indicates the Fund's performance compared to its benchmarks, the Standard & Poor's (S&P) 500 Stock Index, the S&P Healthcare Sector Composite and the Morgan Stanley Capital International (MSCI) World Health Care Index for the six- and 12-month periods ended June 30, 2003. We have also included performance of the Lipper Health/Biotechnology Funds Average, which reflects the average performance of a group of funds with similar investment objectives to the Fund.


   INVESTMENT RESULTS*
   Periods Ended June 30, 2003
                                                   =============================
                                                             Returns
                                                   =============================
                                                   6 Months           12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   Health Care
   Fund
     Class A                                        13.09%               5.17%
--------------------------------------------------------------------------------
     Class B                                        12.63%               4.35%
--------------------------------------------------------------------------------
     Class C                                        12.74%               4.45%
--------------------------------------------------------------------------------
   S&P 500
   Stock
   Index                                            11.75%               0.25%
--------------------------------------------------------------------------------
   S&P Healthcare
   Sector
   Composite                                        11.30%               8.48%
--------------------------------------------------------------------------------
   MSCI World
   Health Care
   Index                                            10.57%               3.83%
--------------------------------------------------------------------------------
   Lipper Health/
   Biotechnology
   Funds
   Average                                          19.60%              11.70%
--------------------------------------------------------------------------------
   * The Fund's investment results are returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of June 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Advisor Class shares will vary due to different expenses associated with


--------------------------------------------------------------------------------
                                          AllianceBernstein Health Care Fund o 1
   this class. Past performance is no guarantee of future results.

   The unmanaged S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The unmanaged S&P Healthcare Sector Composite is a capitalization-weighted index of all of the stocks in the S&P 500 Stock Index that are involved in the business of health care-related products or services. The MSCI World Health Care Index is a capitalization-weighted index that monitors the performance of health care stocks from around the world. The Lipper Health/Biotechnology Funds Average reflects the performance of 195 and 179 funds for the six- and 12-month periods ended June 30, 2003. The Lipper Health/Biotechnology Funds Average has generally similar investment objectives to the Fund, although the investment policies for its various funds may vary. An investor cannot invest directly in an index or average, and its results are not indicative of the performance of any specific investment, including AllianceBernstein Health Care Fund.

   Additional investment results appear on page 6.

The Fund outperformed the S&P 500 Stock Index, the S&P Healthcare Sector Composite and the MSCI World Health Care Index for the six-month period ended June 30, 2003. This outperformance can be attributed to the Fund's overweighted positions in the biotechnology, managed care and cardiac based medical device sub-sectors. The Fund underperformed the Lipper Health/Biotechnology Funds Average for the six-month period due to the very strong performance in biotechnology sector funds.

For the 12-month period ended June 30, 2003, the Fund underperformed the S&P Healthcare Sector Composite and the Lipper Health/Biotechnology Funds Average, largely due to the collapse of Tenet Healthcare Corp. and the temporary effect this had on medical service stocks, in which the Fund was overweighted.

Market Review and Investment Strategy
For the six-month period ended June 30, 2003, the best performing sector in health care was biotechnology, in line with the relatively better performance of technology stocks and the NASDAQ, with which biotechnology stocks have been correlated in recent years. Also, the new commissioner of the Food and Drug Administration (FDA), Dr. Mark McClellan, has made it his priority to speed up new drug approvals, and the agency has backed up this goal with the surprise approval of some controversial biotechnology based drugs.

Medical product stocks, particularly the Fund's cardiovascular medical device holdings such as Boston Scientific and St. Jude Medical, Inc., have performed very well in anticipation of new product rollouts.

Continuing a three-year trend, managed care stocks have been very strong because of premium rate hikes that are proving sustainable in the market place and are ahead of medical cost trends, resulting in a rise in profit margins and


--------------------------------------------------------------------------------
2 o AllianceBernstein Health Care Fund
earnings estimates. The Fund's holdings such as WellPoint Health Networks, Inc., UnitedHealth Group, Inc. and Anthem, Inc. have been very strong performers.

During the six-month period ended June 30, 2003, we increased the Fund's weightings in biotechnology due to faster anticipated new product review times by the FDA and the sector's correlation with NASDAQ, which was expected to respond to better economic trends. Based on optimism regarding the FDA's procedural changes, we also increased the Fund's exposure to drugs. We reduced the medical services sector weighting through the sale of HCA Inc.


-------------------------------------------------------------------------------
                                          AllianceBernstein Health Care Fund o 3

PERFORMANCE UPDATE



ALLIANCEBERNSTEIN HEALTH CARE FUND
GROWTH OF A $10,000 INVESTMENT
8/27/99* TO 6/30/03

AllianceBernstein Health Care Fund Class A: $9,997
S&P Healthcare Sector Composite: $9,927
MSCI World Health Care Index: 9,389
S&P 500 Stock Index: $7,556


           AllianceBernstein         S&P 500     S&P Healthcare         MSCI World
        Health Care Fund Class A   Stock Index  Sector Composite    Health Care Index
8/27/99*       $ 9,579              $10,000         $10,000             $10,000
6/30/2000      $11,878              $10,788         $11,258             $11,002
6/30/2001      $10,797              $ 9,189         $10,545             $10,263
6/30/2002      $ 9,506              $ 7,537         $ 9,151             $ 9,043
6/30/2003      $ 9,997              $ 7,556         $ 9,927             $ 9,389


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Health Care Fund Class A shares (from 8/27/99* to 6/30/03) as compared to the performance of appropriate indices. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market.

The unmanaged S&P Healthcare Sector Composite is a capitalization-weighted index of all of the stocks in the S&P 500 Stock Index that are involved in the business of health care-related products or services.

The MSCI World Health Care Index is a capitalization-weighted index that monitors the performance of health care stocks from around the world.

When comparing AllianceBernstein Health Care Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Health Care Fund.

* Since inception of the Fund's Class A shares on 8/27/99.

--------------------------------------------------------------------------------
4 o AllianceBernstein Health Care Fund

PORTFOLIO SUMMARY
June 30, 2003

INCEPTION DATES
Class A Shares
8/27/99
Class B Shares
8/27/99
Class C Shares
8/27/99

PORTFOLIO STATISTICS
Net Assets ($mil): $234.4


COUNTRY BREAKDOWN
    81.9% United States
     5.0% United Kingdom
     4.7% Switzerland                    [PIE CHART OMITTED]
     4.5% France
     2.0% Japan
     1.9% Germany


INDUSTRY BREAKDOWN
    42.4% Drugs
    22.2% Medical Services
    18.9% Medical Products               [PIE CHART OMITTED]
    16.5% Biotechnology


All data as of June 30, 2003. The Fund's country and industry breakdowns are expressed as a percentage of total investments and may vary over time.

--------------------------------------------------------------------------------
                                          AllianceBernstein Health Care Fund o 5

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2003

Class A Shares
--------------------------------------------------------------------------------
                              Without Sales Charge        With Sales Charge
                    1 Year             5.17%                     0.68%
           Since Inception*            1.12%                    -0.01%

Class B Shares
--------------------------------------------------------------------------------
                              Without Sales Charge        With Sales Charge
                    1 Year             4.35%                     0.35%
           Since Inception*            0.37%                     0.12%

Class C Shares
--------------------------------------------------------------------------------
                              Without Sales Charge        With Sales Charge
                    1 Year             4.45%                     3.45%
           Since Inception*            0.40%                     0.40%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund concentrates its investments in the health care and health sciences industries and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. The Fund's investments in small- to mid-capitalization companies have capitalization risks and may be more volatile than investments in larger companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception Date: 8/27/99 for all share classes.


--------------------------------------------------------------------------------
6 o AllianceBernstein Health Care Fund

TEN LARGEST HOLDINGS
June 30, 2003

--------------------------------------------------------------------------------
                                                               Percent of
Company                                  U.S. $ Value          Net Assets
--------------------------------------------------------------------------------
Pfizer, Inc.                            $  27,826,854                11.9%
--------------------------------------------------------------------------------
WellPoint Health Networks, Inc.            12,071,760                 5.2
--------------------------------------------------------------------------------
Forest Laboratories, Inc.                  12,055,950                 5.1
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                   11,979,600                 5.1
--------------------------------------------------------------------------------
Sanofi-Synthelabo, SA                      10,420,316                 4.4
--------------------------------------------------------------------------------
Amgen, Inc.                                 9,773,324                 4.2
--------------------------------------------------------------------------------
Cardinal Health, Inc.                       9,722,160                 4.2
--------------------------------------------------------------------------------
Wyeth                                       9,720,370                 4.1
--------------------------------------------------------------------------------
Health Management Associates, Inc.,
Series A                                    9,496,215                 4.1
--------------------------------------------------------------------------------
Stryker Corp.                               9,233,147                 3.9
--------------------------------------------------------------------------------
                                        $ 122,299,696                52.2%


--------------------------------------------------------------------------------
                                          AllianceBernstein Health Care Fund o 7

PORTFOLIO OF INVESTMENTS
June 30, 2003

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-100.0%
France-4.4%
Sanofi-Synthelabo, SA ........................          177,600     $ 10,420,316
                                                                    ------------
Germany-1.9%
Altana AG ....................................           71,000        4,451,666
                                                                    ------------
Japan-2.0%
Takeda Chemical Industries, Ltd. .............          124,000        4,582,823
                                                                    ------------
Switzerland-4.7%
Novartis AG ..................................          152,000        6,026,481
Serono, SA (ADR) (a) .........................          347,064        5,053,252
                                                                    ------------
                                                                      11,079,733
                                                                    ------------
United Kingdom-5.1%
AstraZeneca Plc. (ADR) .......................          149,700        6,103,269
GlaxoSmithKline Plc. (ADR) ...................          140,793        5,707,748
                                                                    ------------
                                                                      11,811,017
                                                                    ------------
United States-81.9%
Abbott Laboratories ..........................           80,400        3,518,304
Allergan, Inc. ...............................           31,300        2,413,230
Amgen, Inc. (a) ..............................          147,100        9,773,324
Anthem, Inc. (a) .............................          113,400        8,748,810
Applera Corp.-Applied Biosystems Group .......           95,600        1,819,268
Boston Scientific Corp. (a) ..................          137,500        8,401,250
Cardinal Health, Inc. ........................          151,200        9,722,160
Eli Lilly & Co. ..............................           53,100        3,662,307
Forest Laboratories, Inc. (a) ................          220,200       12,055,950
Genentech, Inc. (a) ..........................          122,700        8,849,124
Gilead Sciences, Inc. (a) ....................           69,000        3,835,020
Health Management Associates, Inc.,
  Series A ...................................          514,700        9,496,215
Johnson & Johnson ............................          157,700        8,153,090
MedImmune, Inc. (a) ..........................          175,750        6,392,028
Medtronic, Inc. ..............................          186,200        8,932,014
Merck & Co., Inc. ............................          106,000        6,418,300
Pfizer, Inc. .................................          814,842       27,826,854
St. Jude Medical, Inc. (a) ...................          106,300        6,112,250
Stryker Corp. ................................          133,100        9,233,147
UnitedHealth Group, Inc. .....................          238,400       11,979,600
Waters Corp. (a) .............................           98,500        2,869,305
WellPoint Health Networks, Inc. (a) ..........          143,200       12,071,760
Wyeth ........................................          213,400        9,720,370
                                                                    ------------
                                                                     192,003,680
                                                                    ------------

--------------------------------------------------------------------------------
8 o AllianceBernstein Health Care Fund

                                                              U.S. $ Value
--------------------------------------------------------------------------------

Total Investments-100.0%
   (cost $200,034,620)......................               $   234,349,235
Other assets less liabilities-0.0%..........                        71,516
                                                           ---------------
Net Assets-100%.............................               $   234,420,751
                                                           ---------------


(a) Non-income producing security.
    Glossary:
    ADR-American Depositary Receipt
    See notes to financial statements.


--------------------------------------------------------------------------------
                                          AllianceBernstein Health Care Fund o 9

STATEMENT OF ASSETS & LIABILITIES
June 30, 2003

Assets
Investments in securities,
  at value (cost $200,034,620).......................      $   234,349,235
Cash.................................................              773,156
Receivable for capital stock sold....................              532,497
Dividends receivable.................................              206,643
                                                           ---------------
Total assets.........................................          235,861,531
                                                           ---------------
Liabilities
Payable for capital stock redeemed...................              696,462
Advisory fee payable.................................              185,709
Distribution fee payable.............................              155,166
Accrued expenses.....................................              403,443
                                                           ---------------
Total liabilities....................................            1,440,780
                                                           ---------------
Net Assets...........................................      $   234,420,751
                                                           ---------------
Composition of Net Assets
Capital stock, at par................................      $        23,047
Additional paid-in capital...........................          260,917,421
Accumulated net investment loss......................              (28,645)
Accumulated net realized loss on investment and
foreign currency transactions........................          (60,815,704)
Net unrealized appreciation of investments and
  foreign currency denominated
  assets and liabilities.............................           34,324,632
                                                           ---------------
                                                           $   234,420,751
                                                           ---------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($56,077,227/5,405,795 shares   of
  capital stock issued and outstanding)..............               $10.37
Sales charge--4.25% of public offering price.........                  .46
                                                                    ------
Maximum offering price...............................               $10.83
                                                                    ------
Class B Shares
Net asset value and offering price per share
  ($134,906,670/13,379,534 shares of
  capital stock issued and outstanding)..............               $10.08
                                                                    ------
Class C Shares
Net asset value and offering price per share
  ($34,298,017/3,398,839 shares of
  capital stock issued and outstanding)..............               $10.09
                                                                    ------
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($9,138,837/863,109 shares of
  capital stock issued and outstanding)..............               $10.59
                                                                    ------

See notes to financial statements.


--------------------------------------------------------------------------------
10 o AllianceBernstein Health Care Fund

STATEMENT OF OPERATIONS
Year Ended June 30, 2003

Investment Income
Dividends (net of foreign taxes
  withheld of $106,143)................. $     2,172,587
Interest................................          21,507   $     2,194,094
                                         ---------------
Expenses
Advisory fee............................       2,202,547
Distribution fee--Class A...............         164,222
Distribution fee--Class B...............       1,354,999
Distribution fee--Class C...............         339,061
Transfer agency.........................       1,261,439
Printing................................         200,292
Custodian...............................         149,595
Administrative..........................         136,000
Audit and legal.........................         111,036
Registration............................          78,491
Directors' fees.........................          19,749
Miscellaneous...........................          21,205
                                         ---------------
Total expenses..........................       6,038,636
Less: expense offset arrangement
(see Note B)............................          (1,163)
                                         ---------------
Net expenses............................                         6,037,473
                                                           ---------------
Net investment loss.....................                        (3,843,379)
                                                           ---------------
Realized and Unrealized Gain (Loss) on
Investment and  Foreign Currency
Transactions
Net realized loss on:
   Investment transactions..............                       (29,582,173)
   Foreign currency transactions........                           (35,901)
Net change in unrealized
   appreciation/ depreciation of:
   Investments..........................                        40,190,141
   Foreign currency denominated assets
     and liabilities....................                              (614)
                                                           ---------------
Net gain on investment and foreign currency
   transactions.........................                        10,571,453
                                                           ---------------
Net Increase in Net Assets from
   Operations...........................                   $     6,728,074
                                                           ---------------

See notes to financial statements.


--------------------------------------------------------------------------------
                                         AllianceBernstein Health Care Fund o 11

STATEMENT OF CHANGES IN NET ASSETS

                                            Year Ended       Year Ended
                                             June 30,         June 30,
                                               2003             2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets from
Operations
Net investment loss..................... $    (3,843,379)  $    (5,412,874)
Net realized loss on investment
  and foreign currency transactions.....     (29,618,074)      (20,549,192)
Net change in unrealized appreciation/
  depreciation of investments and
  foreign currency denominated assets
  and liabilities.......................      40,189,527       (15,450,582)
                                         ---------------   ---------------
Net increase (decrease) in net assets
  from operations.......................       6,728,074       (41,412,648)
Capital Stock Transactions
Net decrease............................     (48,432,585)      (27,832,035)
                                         ---------------   ---------------
Total decrease..........................     (41,704,511)      (69,244,683)
Net Assets
Beginning of period.....................     276,125,262       345,369,945
                                         ---------------   ---------------
End of period........................... $   234,420,751   $   276,125,262
                                         ---------------   ---------------

See notes to financial statements.


--------------------------------------------------------------------------------
12 o AllianceBernstein Health Care Fund

NOTES TO FINANCIAL STATEMENTS
June 30, 2003

NOTE A
Significant Accounting Policies
AllianceBernstein Health Care Fund, Inc. (the "Fund"), formerly Alliance Health Care Fund, Inc., was organized as a Maryland corporation on April 30, 1999 and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair


--------------------------------------------------------------------------------
                                         AllianceBernstein Health Care Fund o 13
value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
14 o AllianceBernstein Health Care Fund

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of .95 of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $136,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended June 30, 2003.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $834,363 for the year ended June 30, 2003.

For the year ended June 30, 2003, the Fund's expenses were reduced by $1,163 under an expense offset arrangement with AGIS.


--------------------------------------------------------------------------------
                                         AllianceBernstein Health Care Fund o 15

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $4,598 from the sales of Class A shares and $2,778, $429,547 and $3,669 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended June 30, 2003.

Brokerage commissions paid on investment transactions for the year ended June 30, 2003, amounted to $158,559, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $5,810,225 and $769,161 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2003, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
  U.S. government securities)........... $    19,447,863   $    72,610,563
U.S. government securities..............              -0-               -0-




--------------------------------------------------------------------------------
16 o AllianceBernstein Health Care Fund

At June 30, 2003 the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:
Cost....................................................   $   200,034,620
                                                           ---------------
Gross unrealized appreciation...........................   $    56,128,391
Gross unrealized depreciation...........................       (21,813,776)
                                                           ---------------
   Net unrealized appreciation    .....................    $    34,314,615
                                                           ---------------
Forward Exchange Currency Contracts
The Fund may enter into forward foreign exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

NOTE E
Securities Lending
The Fund has entered into a securities lending agreement with Credit Suisse First Boston (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund earns fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2003, the Fund had no securities on loan. For the year ended June 30, 2003, the Fund earned fee income of $4,006 which is included in interest income in the accompanying statement of operations.


--------------------------------------------------------------------------------
                                         AllianceBernstein Health Care Fund o 17

NOTE F
Capital Stock
There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:


                  =========================================================
                            Shares                       Amount
                  =========================================================
                    Year Ended     Year Ended     Year Ended    Year Ended
                      June 30,       June 30,       June 30,      June 30,
                  ---------------------------------------------------------
                          2003           2002           2003          2002

Class A
Shares sold          2,375,315      3,151,512  $  22,137,849 $  34,142,202
---------------------------------------------------------------------------
Shares converted from
  Class B              143,805        163,249      1,361,023     1,767,483
---------------------------------------------------------------------------
Shares redeemed     (3,601,044)    (3,688,294)   (33,405,730)  (39,822,277)
---------------------------------------------------------------------------
Net decrease        (1,081,924)      (373,533) $  (9,906,858) $ (3,912,592)
---------------------------------------------------------------------------
Class B
Shares sold          1,252,125      3,334,747  $  11,573,484 $  35,563,408
---------------------------------------------------------------------------
Shares converted to
  Class A             (145,054)      (166,167)    (1,361,023)   (1,767,483)
---------------------------------------------------------------------------
Shares redeemed     (4,637,897)    (4,684,500)   (41,867,048)  (49,105,886)
---------------------------------------------------------------------------
Net decrease        (3,530,826)    (1,515,920) $ (31,654,587) $(15,309,961)
---------------------------------------------------------------------------
Class C
Shares sold            471,153        887,358  $   4,378,298 $   9,442,011
---------------------------------------------------------------------------
Shares redeemed     (1,342,772)    (1,810,158)   (12,135,591)   19,074,842)
---------------------------------------------------------------------------
Net decrease          (871,619)      (922,800) $  (7,757,293) $ (9,632,831)
---------------------------------------------------------------------------
Advisor Class
Shares sold            559,732        321,787  $   5,194,711 $   3,548,405
---------------------------------------------------------------------------
Shares redeemed       (448,653)      (231,578)    (4,308,558)   (2,525,056)
---------------------------------------------------------------------------
Net increase           111,079         90,209  $     886,153 $   1,023,349
---------------------------------------------------------------------------


--------------------------------------------------------------------------------
18 o AllianceBernstein Health Care Fund

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE G
Concentration of Risk
Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE H
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended June 30, 2003.

NOTE I
Distributable Earnings
As of June 30, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $   (60,844,349)(a)
Unrealized appreciation (depreciation).................        34,324,632
                                                          ---------------
   Total accumulated earnings (deficit)................   $   (26,519,717)
                                                          ---------------


(a) On June 30, 2003, the Fund had a net capital loss carryforward of $44,369,306, of which $23,985,694 expires in the year 2010 and $20,383,612 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2003, the Fund deferred to July 1, 2003, post-October capital losses of $16,446,398 and currency losses of $19,545.

During the current fiscal year, permanent differences, primarily due to foreign currency losses and a net investment loss, resulted in a net decrease in accumulated net realized loss on investments and foreign currency transactions, decrease in accumulated net investment loss, and a corresponding decrease in additional paid-in-capital. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
                                         AllianceBernstein Health Care Fund o 19

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                              ==========================================
                                                            Class A
                                              ==========================================
                                                                          August 27,
                                                                          1999(a) to
                                                   Year Ended June 30,      June 30,
                                              ----------------------------
                                                  2003      2002      2001      2000
                                              ------------------------------------------
Net asset value, beginning of period            $ 9.86   $ 11.20   $ 12.40   $ 10.00
                                              ------------------------------------------
Income From Investment Operations
Net investment loss(b)....................        (.10)     (.12)     (.11)     (.06)(c)
Net realized and unrealized gain (loss)
  on investment and foreign
  currency transactions...................         .61     (1.22)    (1.00)     2.46
                                              ------------------------------------------
Net increase (decrease) in net asset
  value from operations...................         .51     (1.34)    (1.11)     2.40
                                              ------------------------------------------
Less: Distributions
Distributions from net realized gain on
  investment and  foreign currency
  transactions............................          -0-       -0-     (.08)       -0-
Distributions in excess of net realized
  gain on investment and foreign
  currency transactions...................          -0-       -0-     (.01)       -0-
                                              ------------------------------------------
Total distributions.......................          -0-       -0-     (.09)       -0-
                                              ------------------------------------------
Net asset value, end of period............      $10.37    $ 9.86    $11.20   $ 12.40
                                              ------------------------------------------
Total Return
Total investment return based on net
  asset value(d)..........................        5.17%   (11.96)%   (9.10)%   24.00%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted).........................     $56,077   $63,973   $76,827   $55,412
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........................        2.06%     1.85%     1.73%     1.92%(e)
  Expenses, before waivers/
    reimbursements........................        2.06%     1.85%     1.73%     1.96%(e)
  Net investment loss.....................       (1.12)%   (1.13)%    (.90)%    (.67)%(c)(e)
Portfolio turnover rate...................           8%        9%        8%       26%


See footnote summary on page 23.

--------------------------------------------------------------------------------
20 o AllianceBernstein Health Care Fund


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                              ==========================================
                                                            Class B
                                              ==========================================
                                                                          August 27,
                                                                          1999(a) to
                                                   Year Ended June 30,      June 30,
                                              ----------------------------
                                                  2003      2002      2001      2000
                                              ------------------------------------------
Net asset value, beginning of period            $ 9.66   $ 11.05   $ 12.33   $ 10.00
Income From Investment Operations
Net investment loss(b)....................        (.17)     (.20)     (.19) (.13)(c)
Net realized and unrealized gain (loss) on
  investment and foreign currency
  transactions............................         .59     (1.19)    (1.00)     2.46
Net increase (decrease) in net asset
  value from operations...................         .42     (1.39)    (1.19)     2.33
Less: Distributions
Distributions from net realized gain on
  investment and foreign currency
  transactions............................          -0-       -0-     (.08)       -0-
Distributions in excess of net realized
  gain on investment and foreign
  currency transactions...................          -0-       -0-     (.01)       -0-
Total distributions.......................          -0-       -0-     (.09)       -0-
Net asset value, end of period............      $10.08    $ 9.66    $11.05   $ 12.33
Total Return
Total investment return based on net
  asset value(d)..........................        4.35%   (12.58)%   (9.81)%   23.30%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted).........................    $134,907  $163,340  $203,620  $144,659
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........................        2.82%     2.60%     2.46%     2.64%(e)
  Expenses, before waivers/
    reimbursements........................        2.82%     2.60%     2.46%     2.67%(e)
  Net investment loss.....................       (1.88)%   (1.87)%   (1.63)%   (1.40)%(c)(e)
Portfolio turnover rate...................           8%        9%        8%       26%


See footnote summary on page 23.


--------------------------------------------------------------------------------
                                         AllianceBernstein Health Care Fund o 21

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                              ==========================================
                                                            Class C
                                              ==========================================
                                                                          August 27,
                                                                          1999(a) to
                                                   Year Ended June 30,      June 30,
                                              ----------------------------
                                                  2003      2002      2001      2000
                                              ------------------------------------------
Net asset value, beginning of period            $ 9.66   $ 11.05   $ 12.33   $ 10.00
Income From Investment Operations
Net investment loss(b)....................        (.17)     (.20)     (.19)      (12)(c)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions............................         .60     (1.19)    (1.00)     2.45
Net increase (decrease) in net asset
  value from operations...................         .43     (1.39)    (1.19)     2.33
Less: Distributions
Distributions from net realized gain on
  investment and foreign currency
  transactions............................          -0-       -0-     (.08)       -0-
Distributions in excess of net realized
  gain on investment and foreign
  currency transactions...................          -0-       -0-     (.01)       -0-
Total distributions.......................          -0-       -0-     (.09)       -0-
Net asset value, end of period............      $10.09    $ 9.66    $11.05   $ 12.33
Total Return
Total investment return based on
  net asset value(d)......................        4.45%   (12.58)%   (9.81)%   23.30%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted).........................     $34,298   $41,268   $57,405   $44,582
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........................        2.80%     2.57%     2.44%     2.63%(e)
  Expenses, before waivers/
    reimbursements........................        2.80%     2.57%     2.44%     2.67%(e)
  Net investment loss.....................       (1.85)%   (1.84)%   (1.60)%   (1.38)%(c)(e)
Portfolio turnover rate...................           8%        9%        8%       26%


See footnote summary on page 23.


--------------------------------------------------------------------------------
22 o AllianceBernstein Health Care Fund


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                              ==========================================
                                                            Advisor Class
                                              ==========================================
                                                                          August 27,
                                                                          1999(a) to
                                                   Year Ended June 30,      June 30,
                                              ----------------------------
                                                  2003      2002      2001      2000
                                              ------------------------------------------
Net asset value, beginning of period           $ 10.03   $ 11.36   $ 12.54   $ 10.00
Income From Investment Operations
Net investment loss(b)............                (.08)     (.09)     (.07)     (.03)(c)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions......................               .64     (1.24)    (1.02)     2.57
Net increase (decrease) in net asset
  value from operations.............               .56     (1.33)    (1.09)     2.54
Less: Distributions
Distributions from net realized gain on
  investment and foreign currency
  transactions......................                -0-       -0-     (.08)       -0-
Distributions in excess of net realized
  gain on investment and foreign
  currency transactions.............                -0-       -0-     (.01)       -0-
Total distributions...............                  -0-       -0-     (.09)       -0-
Net asset value, end of period....              $10.59    $10.03    $11.36   $ 12.54
Total Return
Total investment return based on net
  asset value(d)....................              5.58%   (11.71)%   (8.84)%   25.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)       $9,139    $7,544    $7,518    $6,184
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements..................              1.77%     1.57%     1.42%     1.61%(e)
  Expenses, before waivers/
    reimbursements..................              1.77%     1.57%     1.42%     1.65%(e)
  Net investment loss.............                (.81)%    (.83)%    (.59)%    (.36)%(c)(e)
Portfolio turnover rate...........                   8%        9%        8%       26%



(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Net of expenses waived and reimbursed by the Adviser.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.

--------------------------------------------------------------------------------
                                         AllianceBernstein Health Care Fund o 23

REPORT OF INDEPENDENT AUDITORS



To The Board of Directors
and Shareholders of
AllianceBernstein Health Care Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Health Care Fund, Inc., formerly Alliance Health Care Fund, Inc. (the "Fund"), at June 30, 2003, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period August 27, 1999 (commencement of operations) through June 30, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
August 14, 2003


--------------------------------------------------------------------------------
24 o AllianceBernstein Health Care Fund

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Norman M. Fidel, Senior Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Matthew Murray, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109-3661

Principal Underwriter
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


--------------------------------------------------------------------------------
                                         AllianceBernstein Health Care Fund o 25

MANAGEMENT OF THE FUND



Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                  PORTFOLIOS
                                                                   IN FUND        OTHER
NAME, AGE OF DIRECTOR,                PRINCIPAL                    COMPLEX    DIRECTORSHIP
      ADDRESS                        DURING PAST                 OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)                   5 YEARS                      DIRECTOR      DIRECTOR
------------------------------------------------------------------------------------

INTERESTED DIRECTOR
John D. Carifa,*, 58      President, Chief Operating                  113          None
1345 Avenue of the        Officer and a Director of
Americas,                 Alliance Capital Management
New York, NY 10105 (4)    Corporation ("ACMC"), with
                          which he has been associated
                          since prior to 1998.

DISINTERESTED DIRECTORS
Ruth Block,#+, 72         Formerly Executive Vice President            94          None
P.O. Box 4623,            Officer of The Equitable Life
Stamford, CT 06903 (4)    and Chief Insurance Assurance
                          Society of the United States; Chairman
                          and Chief Executive Officer of Evlico;
                          Director of Avon, BP (oil and gas),
                          Ecolab Incorporated (specialty chemicals),
                          Tandem Financial Group, and Donaldson
                          Lufkin & Jenrette Securities Corporation;
                          former Governor at Large-National
                          Association of Securities Dealers, Inc.

David H. Dievler,#+, 73   Independent consultant. Until                98          None
P.O. Box 167,             December 1994, he was
Spring Lake, NJ 07762     Senior Vice President of ACMC
(4)                       responsible for mutual fund
                          administration. Prior to joining ACMC
                          in 1984, he was Chief Financial Officer
                          of Eberstadt Asset Management since 1968.
                          Prior to that, he was Senior Manager at
                          Price Waterhouse & Co. Member of American
                          Institute of Certified Public Accountants
                          since 1953.


--------------------------------------------------------------------------------
26 o AllianceBernstein Health Care Fund

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                                  PORTFOLIOS
                                                                   IN FUND        OTHER
NAME, AGE OF DIRECTOR,                PRINCIPAL                    COMPLEX    DIRECTORSHIP
      ADDRESS                        DURING PAST                 OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)                   5 YEARS                      DIRECTOR      DIRECTOR
------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)
John H. Dobkin,#+, 61           Consultant. He was formerly           95           None
P.O. Box 12,                    President of Save Venice, Inc.
Annandale, NY 12504             from 2001-2002, Senior
(4)                             Advisor from June 1999-June
                                2000 and President (December
                                1989-May 1999) of Historic
                                Hudson Valley (historic
                                preservation).Previously, Director
                                of the National Academy of Design.
                                During 1988-92, he was
                                Director and Chairman of the Audit
                                Committee of ACMC.

William H. Foulk, Jr.,#+, 70    Investment Adviser and an            110
2 Sound View Drive              independent consultant. He                         None
Suite 100                       was formerly Senior Manager of
Greenwich, CT 06830 (4)         Barrett Associates, Inc., a
                                registered investment adviser,with
                                which he had been associated since
                                prior to 1998. He was formerly Deputy
                                Comptroller of the State of New York
                                and, prior thereto, Chief Investment
                                Officer of the New York Bank for Savings.

Clifford L. Michel,#+, 64       Senior Counsel of the law firm of     94      Placer Dome, Inc.
15 St. Bernard's Road           Cahill Gordon & Reindel
Gladstone, NJ 07934 (4)         since February 2001 and a
                                partner of that firm for more than
                                25 years prior thereto. He is
                                President and Chief Executive Officer
                                of Wenonah Development Company
                                (investments) and a Director of the
                                Placer Dome Inc. (mining).

Donald J. Robinson,#+, 69       Senior Counsel to the law firm of     93           None
98 Hell's Peak Road             Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161 (4)            since prior to 1998. Formerly a
                                senior partner and a member of the
                                Executive Committee of that firm.
                                He was also a member and Chairman of
                                the Municipal Securities Rulemaking
                                Board and a Trustee of the Museum
                                of the City of New York.


* Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.
# Member of the Audit Committee.
+ Member of the Nominating Committee.

--------------------------------------------------------------------------------
                                         AllianceBernstein Health Care Fund o 27


Officer Information
Certain information concerning the Fund's Officers is listed below.

    NAME,                     PRINCIPAL POSITION(S)                 PRINCIPAL OCCUPATION
ADDRESS* AND AGE                 HELD WITH FUND                      DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------

John D. Carifa, 58              Chairman & President            See biography above.

Norman M. Fidel, 57             Senior Vice President           Senior Vice President of Alliance
                                                                Capital Management Corporation
                                                                (ACMC)**, with which he has been
                                                                associated since
prior to 1998.

Thomas J. Bardong, 58           Vice President                  Senior Vice President of ACMC**, with
                                                                which he has been associated since prior
to 1998.

Russell Brody, 36               Vice President                  Vice President of ACMC**, with which he has
                                                                been associated since prior to
1998.

Matthew Murray, 36              Vice President                  Vice President of ACMC**, with which he has
                                                                been associated since 1999. Prior thereto he
                                                                was a biotechnology analyst at
                                                                Lehman Brothers since prior to 1997.

Edmund P. Bergan, Jr., 53       Secretary                       Senior Vice President and the General Counsel
                                                                of AllianceBernstein Investment Research and
                                                                Management, Inc. ("ABIRM")**, and Alliance Global
                                                                Investor Services, Inc. ("AGIS")**, with which
                                                                he has been associated since prior to 1998.

Mark D. Gersten, 52             Treasurer and Chief             Senior Vice President
                                Financial Officer               of AGIS**, with  which he has been
                                                                associated since prior to 1998.

Vincent S. Noto, 38             Controller and Chief            Vice President of AGIS**,
                                Accounting Officer              with which he has been associated since
                                prior to 1998.


* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.
** ACMC, ABIRM and AGIS are affiliates of the Fund.
The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.

--------------------------------------------------------------------------------
28 o AllianceBernstein Health Care Fund

ALLIANCEBERNSTEIN FAMILY OF FUNDS


U.S. Growth Funds
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds
Balanced Shares
Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series
U.S. Large Cap Portfolio

Global & International Stock Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Taxable Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds
National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.

--------------------------------------------------------------------------------
                                         AllianceBernstein Health Care Fund o 29



ALLIANCEBERNSTEIN HEALTH CARE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein(TM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

HCFAR0603

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Health Care Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003